UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

  CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04450
                                   ---------

                         FRANKLIN TEMPLETON GLOBAL TRUST
                         -------------------------------
              (Exact name of registrant as specified in charter)

                ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
                -----------------------------------------------
             (Address of principal executive offices) (Zip code)

         CRAIG S. TYLE, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
         -------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code: 650 312-2000
                                                    ------------

Date of fiscal year end: 10/31
                         -----

Date of reporting period: 10/31/07
                          --------

      ITEM 1. REPORTS TO STOCKHOLDERS.


                                [GRAPHIC OMITTED]

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                                                      OCTOBER 31, 2007
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                                                  A series of Franklin Templeton
                                                  Global Trust

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    ANNUAL REPORT AND SHAREHOLDER LETTER                    INCOME
--------------------------------------------------------------------------------

                                                       WANT TO RECEIVE
            FRANKLIN TEMPLETON                         THIS DOCUMENT
            HARD CURRENCY FUND                         FASTER VIA EMAIL?

                                                       Eligible shareholders can
                                                       sign up for eDelivery at
                                                       franklintempleton.com.
                                                       See inside for details.
--------------------------------------------------------------------------------

                                    [LOGO](R)
                               FRANKLIN TEMPLETON
                                   INVESTMENTS

                      FRANKLIN o TEMPLETON o MUTUAL SERIES

                              Franklin Templeton Investments

                              GAIN FROM OUR PERSPECTIVE(R)

                              Franklin Templeton's distinct multi-manager structure combines the specialized expertise of three world-class investment management groups-- Franklin, Templeton and Mutual Series.

SPECIALIZED EXPERTISE         Each of our portfolio management groups operates
                              autonomously, relying on its own research and staying true to the unique investment disciplines that underlie its success.

                              FRANKLIN. Founded in 1947, Franklin is a recognized leader in fixed income investing and also brings expertise in growth- and value-style U.S. equity investing.

                              TEMPLETON. Founded in 1940, Templeton pioneered international investing and, in 1954, launched what has become the industry's oldest global fund. Today, with offices in over 25 countries, Templeton offers investors a truly global perspective.

                              MUTUAL SERIES. Founded in 1949, Mutual Series is dedicated to a unique style of value investing, searching aggressively for opportunity among what it believes are undervalued stocks, as well as arbitrage situations and distressed securities.

TRUE DIVERSIFICATION          Because our management groups work independently
                              and adhere to different investment approaches, Franklin, Templeton and Mutual Series funds typically have distinct portfolios. That's why our funds can be used to build truly diversified allocation plans covering every major asset class.

RELIABILITY YOU CAN TRUST     At Franklin Templeton Investments, we seek to
                              consistently provide investors with exceptional risk-adjusted returns over the long term, as well as the reliable, accurate and personal service that has helped us become one of the most trusted names in financial services.

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 MUTUAL FUNDS | RETIREMENT PLANS | 529 COLLEGE SAVINGS PLANS | SEPARATE ACCOUNTS
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                                [GRAPHIC OMITTED]


Not part of the annual report

Contents

SHAREHOLDER LETTER ........................................................    1

ANNUAL REPORT

Franklin Templeton Hard Currency Fund .....................................    3

Performance Summary .......................................................    8

Your Fund's Expenses ......................................................   11

Financial Highlights and Statement of Investments .........................   13

Financial Statements ......................................................   16

Notes to Financial Statements .............................................   19

Report of Independent Registered Public Accounting Firm ...................   30

Tax Designation ...........................................................   31

Board Members and Officers ................................................   32

Shareholder Information ...................................................   37

--------------------------------------------------------------------------------
Annual Report

Franklin Templeton
Hard Currency Fund

YOUR FUND'S GOAL AND MAIN INVESTMENTS: Franklin Templeton Hard Currency Fund seeks to protect against depreciation of the U.S. dollar relative to other currencies. The Fund seeks to achieve its goal by investing at least 80% of its net assets in investments denominated in hard currencies (as defined in the prospectus). The Fund normally invests mainly in high-quality short-term money market instruments and forward currency contracts denominated in foreign hard currencies. The Fund focuses on countries and markets that historically have experienced low inflation rates and that, in the investment manager's view, follow economic policies conducive to continual low inflation rates and currency appreciation versus the U.S. dollar over the long term.

--------------------------------------------------------------------------------
PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. PLEASE VISIT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236 FOR MOST RECENT MONTH-END PERFORMANCE.
--------------------------------------------------------------------------------

This annual report for Franklin Templeton Hard Currency Fund covers the fiscal year ended October 31, 2007.

PERFORMANCE OVERVIEW

Franklin Templeton Hard Currency Fund - Class A posted a +12.31% cumulative total return for the 12 months under review. The Fund underper-formed its benchmark, the J.P. Morgan (JPM) 3 Month Global Cash Index, which posted a +16.36% total return for the same period. 1 The Fund typically does not attempt to directly match the composition of the index; thus the results are not directly comparable. The Fund outperformed the U.S. dollar, which fell 10.80% relative to its major U.S. trading partners during the period. 2 The dollar declined 1.60% versus the Japanese yen and 11.78% versus the euro. 3 You can find the Fund's long-term performance data in the Performance Summary beginning on page 8.

1. Source: J.P. Morgan. The J.P. Morgan 3 Month Global Cash Index tracks total returns of 3-month constant maturity euro-currency deposits, the only short-term securities consistent across all markets in terms of liquidity, maturity and credit quality. The index is unmanaged and includes reinvested distributions. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.

2. Source: Federal Reserve Board (H10 Report).

3. Source: Exshare via Compustat.

THE DOLLAR VALUE, NUMBER OF SHARES OR PRINCIPAL AMOUNT, AND NAMES OF ALL PORTFOLIO HOLDINGS ARE LISTED IN THE FUND'S STATEMENT OF INVESTMENTS (SOI). THE SOI BEGINS ON PAGE 15.


                                                               Annual Report | 3

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CURRENCY BREAKDOWN
10/31/07

                                                                      % OF TOTAL
                                                                      NET ASSETS
--------------------------------------------------------------------------------
ASIA PACIFIC                                                             46.5%
Japanese Yen                                                             22.0%
Singapore Dollar                                                         15.4%
Malaysian Ringgit                                                         5.3%
Indonesian Rupiah                                                         2.1%
South Korean Won                                                          0.9%
Kazakhstan Tenge                                                          0.8%
--------------------------------------------------------------------------------
EUROPE                                                                   32.5%
Swedish Krona                                                            13.0%
Norwegian Krone                                                           8.0%
Polish Zloty                                                              3.8%
Euro                                                                      3.6%
Swiss Franc                                                               2.5%
Danish Krone                                                              1.6%
--------------------------------------------------------------------------------
AMERICAS                                                                 16.7%
Canadian Dollar                                                          13.2%
U.S. Dollar                                                               2.5%
Brazilian Real                                                            1.0%
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AUSTRALIA & NEW ZEALAND                                                   4.3%
Australian Dollar                                                         4.3%
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ECONOMIC AND MARKET OVERVIEW

For the year under review, global economic growth remained strong, demonstrating resilience to higher commodity prices, including oil, and a deteriorating U.S. housing sector. Notably, the period was marked by the diverging growth paths of developing and developed economies as many emerging markets continued to experience robust growth led by China and India.

U.S. economic growth was moderate during the year although it did accelerate somewhat in the second and third quarters of 2007 despite the weak housing sector and increased financial market volatility. In the second and third quarters, the economy expanded 1.9% and 2.6% year-over-year. The U.S. Federal Reserve Board (Fed) cut interest rates 75 basis points (three-quarters of a percent) in total beginning in September partly in response to dwindling financial market liquidity resulting from increased subprime mortgage defaults. These interest rate cuts caused the dollar to depreciate further as other central banks largely held steady while growth in their respective countries was resilient and inflationary pressures remained. Inflation was also a concern in the U.S. as the Consumer Price Index had a 12-month rise of 2.2% in October. 4 However, the unemployment rate increased to 4.7% at the same time, indicating the economy may slow and price pressures could ease. 4 Lastly, while the U.S. trade deficit declined somewhat at period-end to $56 billion due to the weak dollar, it was still quite large. 5 Furthermore, capital flows into the U.S. deteriorated due to financial market volatility, lower interest rates, and prospects for slower growth.

The wide U.S. trade deficit with Asia corresponded with continued accumulation of foreign reserves by Asian central banks. For example, China accumulated $446 billion in foreign reserves in 2007 through September. 6 Asian economies also maintained stronger economic growth relative to the U.S. China led the region, posting 11.9% year-over-year economic growth in second quarter 2007, followed by India (9.3%), Singapore (8.7%), Malaysia (5.8%) and South Korea (5.0%). 7 Rising food and commodity prices added to inflationary pressures generated by continued strong growth. Some countries, including China, India and South Korea, sought a more appropriate policy mix between interest rates and currency appreciation to curb inflationary pressures. China hiked interest rates 117 basis points, India 50 and South Korea 50 during the period.

4. Source: Bureau of Labor Statistics.

5. Source: U.S. Bureau of Economic Analysis.

6. Source: The People's Bank of China.

7. Source: National Bureau of Statistics; India Central Statistical Organization; Singapore Department of Statistics; Department of Statistics Malaysia; Bank of Korea.


4 | Annual Report

Interest rate tightening in Europe was relatively more aggressive. However, financial market volatility caused greater uncertainty in the central banks' forecasts, encouraging a wait-and-see approach. The European Central Bank and the U.K. hiked interest rates 75 and 100 basis points, while Norway boosted rates 175 basis points, Sweden 125 and Poland 75. These interest rate increases were partly a response to tightened labor markets across Europe. The eurozone's unemployment rate dropped to 7.3%, the lowest since the euro's introduction as a common currency. 8 European labor markets also became more dynamic, with increased movement of labor from central and eastern Europe to western Europe. While wage pressures in western Europe remained contained, labor shortages in Scandinavia and central Europe contributed to higher wages. Relatively strong eurozone GDP growth of 2.5% in the second quarter of 2007 year-over-year continued to provide support to other European economies given the region's high integration through trade. Poland registered 6.4% GDP growth, the Norwegian mainland 5.7% and Sweden 2.9%. 8, 9

INVESTMENT STRATEGY

In making investments in foreign hard currencies, we focus on countries and markets that historically have experienced low inflation rates and, in our opinion, follow economic policies favorable to continued low inflation rates and currency appreciation against the U.S. dollar over the long term.

MANAGER'S DISCUSSION

During the year under review, the Fund continued to act as a hedge against U.S. dollar depreciation as the U.S. dollar fell 10.80% relative to its major trading partners. 2 The U.S. balance of payments position continued to post a large deficit due to a current account deficit and continued reliance on debt financing, particularly from the government sector. Indicative of the magnitude of global economic imbalances, the U.S. dollar depreciated even before the Fed began cutting interest rates in September. Data suggesting the weak U.S. dollar was starting to benefit the nation's external position emerged only at the end of the period.

--------------------------------------------------------------------------------
WHAT IS A CURRENT ACCOUNT?
--------------------------------------------------------------------------------

A current account is that part of the balance of payments where all of one country's international transactions in goods, services, income and transfers are recorded.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
WHAT IS BALANCE OF PAYMENTS?
--------------------------------------------------------------------------------

Balance of payments is a record of all of a country's exports and imports of goods and services, borrowing and lending with the rest of the world during a particular time period. It helps a country evaluate its competitive strengths and weaknesses and forecast the strength of its currency.
--------------------------------------------------------------------------------

8. Source: Eurostat.

9. Source: Statistics Norway; Statistics Sweden.


                                                               Annual Report | 5

--------------------------------------------------------------------------------
WHAT IS CARRY TRADE?
--------------------------------------------------------------------------------

Carry trade is a strategy in which an investor sells a certain currency with a relatively low interest rate and uses the funds to purchase a different currency yielding a higher interest rate. A trader using this strategy attempts to capture the difference between the rates, which can often be substantial, depending on the amount of leverage the investor chooses to use.
--------------------------------------------------------------------------------

ASIA

Given the extent of imbalances in trade and capital flows between the U.S. and Asia, we continued to favor exposure to the latter. We maintained a significant exposure to the Japanese yen, which was the Fund's largest currency exposure, due to what we considered improving fundamentals and attractive valuations. The Bank of Japan continued to gradually tighten monetary policy during the Fund's fiscal year, reflecting improved economic momentum sufficient to foster a re-inflationary environment after years of deflation. While this large allocation hurt the Fund's performance during most of the year, the last quarter saw the yen benefit from increased risk aversion and market volatility as carry trades were unwound. Among other Asian currencies, we increased our positions in the Singapore dollar and Malaysian ringgit, and those currencies appreciated 7.48% and 9.52% against the U.S. dollar during the period. 3 At the same time, the Indonesian rupiah only appreciated 0.17% and detracted from relative Fund performance. 3

AMERICAS

In the Americas, the Fund maintained its significant exposure to the Canadian dollar. During the reporting period, the Canadian dollar appreciated 17.97% against the U.S. dollar and contributed to the Fund's performance. 3 Canada is a net exporter of commodities, particularly oil and natural gas. Thus, the Canadian dollar benefited as oil prices reached peak levels over the year. Equally important was commodity demand's indirect impact on the labor market as unemployment rates continued to drop and reached a three-decade low.

EUROPE

Within Europe, we continued to trim our exposure to the euro in favor of non-euro European currencies. These economies generated high relative growth rates supported by stronger employment growth and a cyclical upturn in European exports. Strong growth was accompanied by low inflation partly due to high relative productivity growth. However, during the period, inflationary pressures began to build, which led to interest rate hikes in some countries and further benefited their currencies. The Polish zloty rose 21.04% against the U.S. dollar, the Norwegian krone 21.32% and the Swedish krona 13.52%. 3 On the other hand, the Fund's underweighted exposure to the euro detracted from performance as the euro appreciated 13.35%. 3


6 | Annual Report

Thank you for your continued participation in Franklin Templeton Hard Currency Fund. We look forward to serving your future investment needs.

[PHOTO OMITTED]           /s/ Michael Hasenstab

                          Michael Hasenstab, Ph.D.
                          Portfolio Manager
                          Franklin Templeton Hard Currency Fund

THE FOREGOING INFORMATION REFLECTS OUR ANALYSIS, OPINIONS AND PORTFOLIO HOLDINGS AS OF OCTOBER 31, 2007, THE END OF THE REPORTING PERIOD. THE WAY WE IMPLEMENT OUR MAIN INVESTMENT STRATEGIES AND THE RESULTING PORTFOLIO HOLDINGS MAY CHANGE DEPENDING ON FACTORS SUCH AS MARKET AND ECONOMIC CONDITIONS. THESE OPINIONS MAY NOT BE RELIED UPON AS INVESTMENT ADVICE OR AN OFFER FOR A PARTICULAR SECURITY. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, COUNTRY, INDUSTRY, SECURITY OR THE FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE, BUT THE INVESTMENT MANAGER MAKES NO REPRESENTATION OR WARRANTY AS TO THEIR COMPLETENESS OR ACCURACY. ALTHOUGH HISTORICAL PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, THESE INSIGHTS MAY HELP YOU UNDERSTAND OUR INVESTMENT MANAGEMENT PHILOSOPHY.

Please note that although the Fund's Statement of Investments on page 15 of this report indicates the Fund held 60.4% of its total investments in U.S. dollar-denominated assets as of 10/31/07, its net exposure to the U.S. dollar as of that date was only 2.5%. The difference is explained by the Fund's holdings of forward currency exchange contracts (please see Note 7 in the Notes to Financial Statements on page 25 of this report) calling for the purchase of various foreign currencies in exchange for U.S. dollars at various future dates. The combination of U.S. dollar-denominated instruments with "long" forward currency exchange contracts creates a position economically equivalent to a money market instrument denominated in the foreign currency itself. Such combined positions are an appropriate strategy when the money market for a particular foreign currency is small or relatively illiquid.


                                                               Annual Report | 7

Performance Summary as of 10/31/07

Your dividend income will vary depending on dividends or interest paid by securities in the Fund's portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund's dividends and capital gain distributions, if any, and any unrealized gains or losses.

PRICE AND DISTRIBUTION INFORMATION

--------------------------------------------------------------------------------
CLASS A (SYMBOL: ICPHX)                            CHANGE   10/31/07   10/31/06
--------------------------------------------------------------------------------
Net Asset Value (NAV)                              +$0.77     $10.16      $9.39
--------------------------------------------------------------------------------
DISTRIBUTIONS (11/1/06-10/31/07)
--------------------------------------------------------------------------------
Dividend Income                          $0.3537
--------------------------------------------------------------------------------
ADVISOR CLASS (SYMBOL: ICHHX)                      CHANGE   10/31/07   10/31/06
--------------------------------------------------------------------------------
Net Asset Value (NAV)                              +$0.77     $10.18      $9.41
--------------------------------------------------------------------------------
DISTRIBUTIONS (11/1/06-10/31/07)
--------------------------------------------------------------------------------
Dividend Income                          $0.3808
--------------------------------------------------------------------------------

PERFORMANCE

CUMULATIVE TOTAL RETURN EXCLUDES SALES CHARGES. AVERAGE ANNUAL TOTAL RETURNS AND VALUE OF $10,000 INVESTMENT INCLUDE MAXIMUM SALES CHARGES. CLASS A: 2.25% MAXIMUM INITIAL SALES CHARGE; ADVISOR CLASS: NO SALES CHARGES. THE FUND MAY CHARGE A 2% FEE ON REDEMPTIONS MADE WITHIN SEVEN DAYS OF PURCHASE.

--------------------------------------------------------------------------------
CLASS A                                             1-YEAR     5-YEAR   10-YEAR
--------------------------------------------------------------------------------
Cumulative Total Return 1                          +12.31%    +58.39%   +51.91%
--------------------------------------------------------------------------------
Average Annual Total Return 2                       +9.74%     +9.13%    +4.03%
--------------------------------------------------------------------------------
Value of $10,000 Investment 3                      $10,974    $15,477   $14,845
--------------------------------------------------------------------------------
Avg. Ann. Total Return (9/30/07) 4                  +9.16%     +8.92%    +4.07%
--------------------------------------------------------------------------------
  Distribution Rate 5                     2.82%
--------------------------------------------------------------------------------
  30-Day Standardized Yield 6             2.60%
--------------------------------------------------------------------------------
  Total Annual Operating Expenses 7       1.13%
--------------------------------------------------------------------------------
ADVISOR CLASS                                       1-YEAR     5-YEAR   10-YEAR
--------------------------------------------------------------------------------
Cumulative Total Return 1                          +12.60%    +60.96%   +56.92%
--------------------------------------------------------------------------------
Average Annual Total Return 2                      +12.60%     +9.99%    +4.61%
--------------------------------------------------------------------------------
Value of $10,000 Investment 3                      $11,260    $16,096   $15,692
--------------------------------------------------------------------------------
Avg. Ann. Total Return (9/30/07) 4                 +11.93%     +9.80%    +4.65%
--------------------------------------------------------------------------------
  Distribution Rate 5                     3.18%
--------------------------------------------------------------------------------
  30-Day Standardized Yield 6             2.93%
--------------------------------------------------------------------------------
  Total Annual Operating Expenses 7       0.83%
--------------------------------------------------------------------------------

PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. FOR MOST RECENT MONTH-END PERFORMANCE, SEE "FUNDS AND PERFORMANCE" AT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236.


8 | Annual Report

TOTAL RETURN INDEX COMPARISON FOR HYPOTHETICAL $10,000 INVESTMENT

Total return represents the change in value of an investment over the periods shown. It includes any current, applicable, maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged index includes reinvestment of any income or distributions. It differs from the Fund in composition and does not pay management fees or expenses. One cannot invest directly in an index.

AVERAGE ANNUAL TOTAL RETURN

--------------------------------------------------------------------------------
CLASS A                                                                10/31/07
--------------------------------------------------------------------------------
1-Year                                                                   +9.74%
--------------------------------------------------------------------------------
5-Year                                                                   +9.13%
--------------------------------------------------------------------------------
10-Year                                                                  +4.03%
--------------------------------------------------------------------------------

CLASS A (11/1/97-10/31/07)

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                      Franklin Templeton          JP Morgan 3 Month
  Date                Hard Currency Fund          Global Cash Index 8
11/1/1997                   $ 9,772                     $10,000
11/30/1997                  $ 9,494                     $ 9,805
12/31/1997                  $ 9,320                     $ 9,646
1/31/1998                   $ 9,346                     $ 9,613
2/28/1998                   $ 9,438                     $ 9,710
3/31/1998                   $ 9,098                     $ 9,605
4/30/1998                   $ 9,228                     $ 9,806
5/31/1998                   $ 9,175                     $ 9,770
6/30/1998                   $ 9,045                     $ 9,729
7/31/1998                   $ 9,059                     $ 9,766
8/31/1998                   $ 9,250                     $ 9,788
9/30/1998                   $ 9,663                     $10,227
10/31/1998                  $10,204                     $10,464
11/30/1998                  $ 9,843                     $10,321
12/31/1998                  $10,238                     $10,492
1/31/1999                   $ 9,943                     $10,373
2/28/1999                   $ 9,686                     $10,128
3/31/1999                   $ 9,587                     $10,088
4/30/1999                   $ 9,439                     $10,052
5/31/1999                   $ 9,349                     $ 9,973
6/30/1999                   $ 9,240                     $ 9,924
7/31/1999                   $ 9,569                     $10,219
8/31/1999                   $ 9,499                     $10,187
9/30/1999                   $ 9,620                     $10,330
10/31/1999                  $ 9,560                     $10,279
11/30/1999                  $ 9,369                     $10,044
12/31/1999                  $ 9,379                     $10,091
1/31/2000                   $ 9,036                     $ 9,920
2/29/2000                   $ 8,904                     $ 9,798
3/31/2000                   $ 9,127                     $ 9,858
4/30/2000                   $ 8,730                     $ 9,504
5/31/2000                   $ 8,832                     $ 9,568
6/30/2000                   $ 9,107                     $ 9,866
7/31/2000                   $ 8,821                     $ 9,629
8/31/2000                   $ 8,616                     $ 9,437
9/30/2000                   $ 8,566                     $ 9,359
10/31/2000                  $ 8,277                     $ 9,111
11/30/2000                  $ 8,431                     $ 9,257
12/31/2000                  $ 8,794                     $ 9,805
1/31/2001                   $ 8,721                     $ 9,760
2/28/2001                   $ 8,597                     $ 9,646
3/31/2001                   $ 8,242                     $ 9,316
4/30/2001                   $ 8,305                     $ 9,431
5/31/2001                   $ 8,148                     $ 9,223
6/30/2001                   $ 8,052                     $ 9,213
7/31/2001                   $ 8,285                     $ 9,431
8/31/2001                   $ 8,580                     $ 9,738
9/30/2001                   $ 8,675                     $ 9,723
10/31/2001                  $ 8,590                     $ 9,684
11/30/2001                  $ 8,537                     $ 9,686
12/31/2001                  $ 8,440                     $ 9,642
1/31/2002                   $ 8,194                     $ 9,439
2/28/2002                   $ 8,258                     $ 9,503
3/31/2002                   $ 8,375                     $ 9,613
4/30/2002                   $ 8,634                     $ 9,875
5/31/2002                   $ 8,936                     $10,228
6/30/2002                   $ 9,240                     $10,673
7/31/2002                   $ 9,186                     $10,597
8/31/2002                   $ 9,208                     $10,659
9/30/2002                   $ 9,285                     $10,708
10/31/2002                  $ 9,372                     $10,775
11/30/2002                  $ 9,460                     $10,842
12/31/2002                  $ 9,939                     $11,276
1/31/2003                   $10,167                     $11,522
2/28/2003                   $10,292                     $11,616
3/31/2003                   $10,339                     $11,728
4/30/2003                   $10,499                     $11,987
5/31/2003                   $10,982                     $12,511
6/30/2003                   $10,843                     $12,388
7/31/2003                   $10,669                     $12,159
8/31/2003                   $10,565                     $12,029
9/30/2003                   $11,053                     $12,676
10/31/2003                  $11,157                     $12,783
11/30/2003                  $11,437                     $13,099
12/31/2003                  $11,854                     $13,655
1/31/2004                   $11,792                     $13,548
2/29/2004                   $11,854                     $13,560
3/31/2004                   $11,765                     $13,548
4/30/2004                   $11,407                     $13,176
5/31/2004                   $11,506                     $13,382
6/30/2004                   $11,474                     $13,366
7/31/2004                   $11,424                     $13,291
8/31/2004                   $11,585                     $13,427
9/30/2004                   $11,889                     $13,712
10/31/2004                  $12,211                     $14,067
11/30/2004                  $12,719                     $14,649
12/31/2004                  $12,858                     $14,881
1/31/2005                   $12,574                     $14,439
2/28/2005                   $12,820                     $14,683
3/31/2005                   $12,631                     $14,449
4/30/2005                   $12,592                     $14,416
5/31/2005                   $12,293                     $13,952
6/30/2005                   $12,169                     $13,760
7/31/2005                   $12,182                     $13,779
8/31/2005                   $12,325                     $13,977
9/30/2005                   $12,284                     $13,839
10/31/2005                  $12,231                     $13,719
11/30/2005                  $12,205                     $13,561
12/31/2005                  $12,313                     $13,605
1/31/2006                   $12,715                     $14,000
2/28/2006                   $12,604                     $13,829
3/31/2006                   $12,622                     $13,889
4/30/2006                   $13,151                     $14,484
5/31/2006                   $13,221                     $14,769
6/30/2006                   $13,134                     $14,706
7/31/2006                   $13,176                     $14,754
8/31/2006                   $13,148                     $14,827
9/30/2006                   $13,049                     $14,706
10/31/2006                  $13,218                     $14,896
11/30/2006                  $13,499                     $15,364
12/31/2006                  $13,354                     $15,299
1/31/2007                   $13,254                     $15,153
2/28/2007                   $13,411                     $15,377
3/31/2007                   $13,558                     $15,542
4/30/2007                   $13,760                     $15,957
5/31/2007                   $13,688                     $15,850
6/30/2007                   $13,737                     $15,978
7/31/2007                   $13,954                     $16,242
8/31/2007                   $13,954                     $16,196
9/30/2007                   $14,567                     $16,927
10/31/2007                  $14,845                     $17,333

AVERAGE ANNUAL TOTAL RETURN

--------------------------------------------------------------------------------
ADVISOR CLASS                                                          10/31/07
--------------------------------------------------------------------------------
1-Year                                                                  +12.60%
--------------------------------------------------------------------------------
5-Year                                                                   +9.99%
--------------------------------------------------------------------------------
10-Year                                                                  +4.61%
--------------------------------------------------------------------------------

ADVISOR CLASS (11/1/97-10/31/07)

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                      Franklin Templeton          JP Morgan 3 Month
  Date                Hard Currency Fund          Global Cash Index 8
11/1/1997                   $10,000                     $10,000
11/30/1997                  $ 9,717                     $ 9,805
12/31/1997                  $ 9,542                     $ 9,646
1/31/1998                   $ 9,571                     $ 9,613
2/28/1998                   $ 9,667                     $ 9,710
3/31/1998                   $ 9,320                     $ 9,605
4/30/1998                   $ 9,465                     $ 9,806
5/31/1998                   $ 9,402                     $ 9,770
6/30/1998                   $ 9,031                     $ 9,729
7/31/1998                   $ 9,286                     $ 9,766
8/31/1998                   $ 9,492                     $ 9,788
9/30/1998                   $ 9,934                     $10,227
10/31/1998                  $10,489                     $10,464
11/30/1998                  $10,132                     $10,321
12/31/1998                  $10,542                     $10,492
1/31/1999                   $10,238                     $10,373
2/28/1999                   $ 9,974                     $10,128
3/31/1999                   $ 9,862                     $10,088
4/30/1999                   $ 9,720                     $10,052
5/31/1999                   $ 9,628                     $ 9,973
6/30/1999                   $ 9,502                     $ 9,924
7/31/1999                   $ 9,840                     $10,219
8/31/1999                   $ 9,768                     $10,187
9/30/1999                   $ 9,904                     $10,330
10/31/1999                  $ 9,842                     $10,279
11/30/1999                  $ 9,646                     $10,044
12/31/1999                  $ 9,660                     $10,091
1/31/2000                   $ 9,306                     $ 9,920
2/29/2000                   $ 9,171                     $ 9,798
3/31/2000                   $ 9,406                     $ 9,858
4/30/2000                   $ 8,997                     $ 9,504
5/31/2000                   $ 9,102                     $ 9,568
6/30/2000                   $ 9,390                     $ 9,866
7/31/2000                   $ 9,095                     $ 9,629
8/31/2000                   $ 8,884                     $ 9,437
9/30/2000                   $ 8,839                     $ 9,359
10/31/2000                  $ 8,541                     $ 9,111
11/30/2000                  $ 8,700                     $ 9,257
12/31/2000                  $ 9,070                     $ 9,805
1/31/2001                   $ 9,006                     $ 9,760
2/28/2001                   $ 8,877                     $ 9,646
3/31/2001                   $ 8,508                     $ 9,316
4/30/2001                   $ 8,573                     $ 9,431
5/31/2001                   $ 8,422                     $ 9,223
6/30/2001                   $ 8,331                     $ 9,213
7/31/2001                   $ 8,571                     $ 9,431
8/31/2001                   $ 8,865                     $ 9,738
9/30/2001                   $ 8,979                     $ 9,723
10/31/2001                  $ 8,891                     $ 9,684
11/30/2001                  $ 8,836                     $ 9,686
12/31/2001                  $ 8,747                     $ 9,642
1/31/2002                   $ 8,492                     $ 9,439
2/28/2002                   $ 8,559                     $ 9,503
3/31/2002                   $ 8,677                     $ 9,613
4/30/2002                   $ 8,956                     $ 9,875
5/31/2002                   $ 9,269                     $10,228
6/30/2002                   $ 9,589                     $10,673
7/31/2002                   $ 9,532                     $10,597
8/31/2002                   $ 9,555                     $10,659
9/30/2002                   $ 9,647                     $10,708
10/31/2002                  $ 9,749                     $10,775
11/30/2002                  $ 9,829                     $10,842
12/31/2002                  $10,336                     $11,276
1/31/2003                   $10,573                     $11,522
2/28/2003                   $10,716                     $11,616
3/31/2003                   $10,773                     $11,728
4/30/2003                   $10,929                     $11,987
5/31/2003                   $11,442                     $12,511
6/30/2003                   $11,296                     $12,388
7/31/2003                   $11,115                     $12,159
8/31/2003                   $11,019                     $12,029
9/30/2003                   $11,525                     $12,676
10/31/2003                  $11,646                     $12,783
11/30/2003                  $11,937                     $13,099
12/31/2003                  $12,379                     $13,655
1/31/2004                   $12,315                     $13,548
2/29/2004                   $12,379                     $13,560
3/31/2004                   $12,300                     $13,548
4/30/2004                   $11,927                     $13,176
5/31/2004                   $12,043                     $13,382
6/30/2004                   $11,997                     $13,366
7/31/2004                   $11,958                     $13,291
8/31/2004                   $12,139                     $13,427
9/30/2004                   $12,448                     $13,712
10/31/2004                  $12,798                     $14,067
11/30/2004                  $13,330                     $14,649
12/31/2004                  $13,470                     $14,881
1/31/2005                   $13,186                     $14,439
2/28/2005                   $13,443                     $14,683
3/31/2005                   $13,245                     $14,449
4/30/2005                   $13,218                     $14,416
5/31/2005                   $12,905                     $13,952
6/30/2005                   $12,778                     $13,760
7/31/2005                   $12,806                     $13,779
8/31/2005                   $12,956                     $13,977
9/30/2005                   $12,904                     $13,839
10/31/2005                  $12,862                     $13,719
11/30/2005                  $12,821                     $13,561
12/31/2005                  $12,957                     $13,605
1/31/2006                   $13,379                     $14,000
2/28/2006                   $13,263                     $13,829
3/31/2006                   $13,274                     $13,889
4/30/2006                   $13,844                     $14,484
5/31/2006                   $13,917                     $14,769
6/30/2006                   $13,836                     $14,706
7/31/2006                   $13,880                     $14,754
8/31/2006                   $13,851                     $14,827
9/30/2006                   $13,758                     $14,706
10/31/2006                  $13,936                     $14,896
11/30/2006                  $14,232                     $15,364
12/31/2006                  $14,090                     $15,299
1/31/2007                   $13,985                     $15,153
2/28/2007                   $14,151                     $15,377
3/31/2007                   $14,316                     $15,542
4/30/2007                   $14,528                     $15,957
5/31/2007                   $14,452                     $15,850
6/30/2007                   $14,500                     $15,978
7/31/2007                   $14,745                     $16,242
8/31/2007                   $14,745                     $16,196
9/30/2007                   $15,399                     $16,927
10/31/2007                  $15,692                     $17,333


                                                               Annual Report | 9

ENDNOTES

SPECIAL RISKS ARE ASSOCIATED WITH FOREIGN INVESTING, INCLUDING ECONOMIC INSTABILITY AND POLITICAL DEVELOPMENTS. THE FUND'S ASSETS ARE LARGELY INVESTED IN FOREIGN CURRENCIES, AND THEREFORE INVOLVE POTENTIAL FOR SIGNIFICANT GAIN OR LOSS FROM CURRENCY EXCHANGE RATE FLUCTUATIONS. THE FUND DOES NOT SEEK TO MAINTAIN A STABLE NET ASSET VALUE AND SHOULD NOT BE CONSIDERED A SUBSTITUTE FOR A U.S. DOLLAR MONEY MARKET FUND. THE FUND'S PROSPECTUS ALSO INCLUDES A DESCRIPTION OF THE MAIN INVESTMENT RISKS.

CLASS A: Prior to 8/3/98, these shares were offered at a higher initial sales charge; thus actual total returns would have been lower.

ADVISOR CLASS:  Shares are available to certain eligible investors as described in the prospectus.

1. Cumulative total return represents the change in value of an investment over the periods indicated.

2. Average annual total return represents the average annual change in value of an investment over the periods indicated.

3. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated.

4. In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.

5. Distribution rate is based on the sum of the respective class's last four quarterly dividends and the maximum offering price (NAV for Advisor Class) per share on 10/31/07.

6. Yield, calculated as required by the SEC, is based on the earnings of the Fund's portfolio for the 30 days ended 10/31/07.

7. Figures are as stated in the Fund's prospectus current as of the date of this report.

8. Source: J.P. Morgan. The J.P. Morgan 3 Month Global Cash Index tracks total returns of 3-month constant maturity euro-currency deposits, the only short-term securities consistent across all markets in terms of liquidity, maturity and credit quality.


10 | Annual Report

Your Fund's Expenses

As a Fund shareholder, you can incur two types of costs:

o Transaction costs, including sales charges (loads) on Fund purchases and redemption fees; and

o Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

ACTUAL FUND EXPENSES

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The "Ending Account Value" is derived from the Fund's actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. OF COURSE, YOUR ACCOUNT VALUE AND EXPENSES WILL DIFFER FROM THOSE IN THIS
ILLUSTRATION:

1.    Divide your account value by $1,000.
      IF AN ACCOUNT HAD AN $8,600 VALUE, THEN $8,600 / $1,000 = 8.6.

2. Multiply the result by the number under the heading "Expenses Paid During Period."
      IF EXPENSES PAID DURING PERIOD WERE $7.50, THEN 8.6 X $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

HYPOTHETICAL EXAMPLE FOR COMPARISON WITH OTHER FUNDS

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical "Ending Account Value" is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund's actual return. The figure under the heading "Expenses Paid During Period" shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.


                                                              Annual Report | 11

PLEASE NOTE THAT EXPENSES SHOWN IN THE TABLE ARE MEANT TO HIGHLIGHT ONGOING COSTS AND DO NOT REFLECT ANY TRANSACTION COSTS, SUCH AS SALES CHARGES OR REDEMPTION FEES. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

--------------------------------------------------------------------------------------------------------
                                           BEGINNING ACCOUNT   ENDING ACCOUNT     EXPENSES PAID DURING
CLASS A                                      VALUE 5/1/07      VALUE 10/31/07   PERIOD* 5/1/07-10/31/07
--------------------------------------------------------------------------------------------------------
Actual                                          $1,000            $1,078.80              $5.45
Hypothetical (5% return before expenses)        $1,000            $1,019.96              $5.30
--------------------------------------------------------------------------------------------------------
ADVISOR CLASS
--------------------------------------------------------------------------------------------------------
Actual                                          $1,000            $1,080.20              $4.25
Hypothetical (5% return before expenses)        $1,000            $1,021.12              $4.13

* Expenses are calculated using the most recent six-month expense ratio, annualized for each class (A: 1.04% and Advisor: 0.81%), multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.


12 | Annual Report

Franklin Templeton Global Trust

FINANCIAL HIGHLIGHTS

FRANKLIN TEMPLETON HARD CURRENCY FUND

                                                       --------------------------------------------------------------------
                                                                             YEAR ENDED OCTOBER 31,
                                                            2007          2006          2005          2004          2003
                                                       --------------------------------------------------------------------
CLASS A

PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year .................   $    9.39     $    9.34     $    9.85     $    9.59     $    8.56
                                                       --------------------------------------------------------------------
Income from investment operations a
   Net investment income b .........................        0.28          0.24          0.15          0.09          0.11
   Net realized and unrealized gains (losses) ......        0.84          0.47         (0.12)         0.78          1.46
                                                       --------------------------------------------------------------------
Total from investment operations ...................        1.12          0.71          0.03          0.87          1.57
                                                       --------------------------------------------------------------------
Less distributions from:
   Net investment income and net realized foreign
   currency gains ..................................       (0.35)        (0.66)        (0.46)        (0.61)        (0.54)
   Net realized gains ..............................          --            --         (0.08)           --            --
                                                       --------------------------------------------------------------------
Total distributions ................................       (0.35)        (0.66)        (0.54)        (0.61)        (0.54)
                                                       --------------------------------------------------------------------
Redemption fees ....................................          -- d          -- d          -- d          -- d          --
                                                       --------------------------------------------------------------------
Net asset value, end of year .......................   $   10.16     $    9.39     $    9.34     $    9.85     $    9.59
                                                       ====================================================================

Total return c .....................................       12.31%         8.06%         0.17%         9.44%        19.05%

RATIOS TO AVERAGE NET ASSETS
Expenses ...........................................        1.09% e       1.13% e       1.19% e       1.24% e       1.32%
Net investment income ..............................        2.97%         2.58%         1.54%         0.95%         1.19%

SUPPLEMENTAL DATA
Net assets, end of year (000's) ....................   $ 323,255     $ 322,449     $ 190,163     $ 211,098     $ 143,715
Portfolio turnover rate ............................        0.00% f       0.00% f       0.00% f       0.00% f       0.00% f

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchase of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

b Based on average daily shares outstanding.

c Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.

d Amount rounds to less than $0.01 per share.

e Benefit of expense reduction rounds to less than 0.01%.

f See Note 6 regarding investment transactions.


                                                              Annual Report |
 The accompanying notes are an integral part of these financial statements. | 13

Franklin Templeton Global Trust

FRANKLIN TEMPLETON HARD CURRENCY FUND

                                                       --------------------------------------------------------------------
                                                                             YEAR ENDED OCTOBER 31,
                                                            2007          2006          2005          2004          2003
                                                       --------------------------------------------------------------------
ADVISOR CLASS

PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year .................   $    9.41     $    9.36     $    9.87     $    9.61     $    8.58
                                                       --------------------------------------------------------------------
Income from investment operations a:
   Net investment income b .........................        0.31          0.27          0.18          0.13          0.14
   Net realized and unrealized gains (losses) ......        0.84          0.47         (0.12)         0.79          1.46
                                                       --------------------------------------------------------------------
Total from investment operations ...................        1.15          0.74          0.06          0.92          1.60
                                                       --------------------------------------------------------------------
Less distributions from:
   Net investment income and net realized foreign
   currency gains ..................................       (0.38)        (0.69)        (0.49)        (0.66)        (0.57)
   Net realized gains ..............................          --            --         (0.08)           --            --
                                                       --------------------------------------------------------------------
Total distributions ................................       (0.38)        (0.69)        (0.57)        (0.66)        (0.57)
                                                       --------------------------------------------------------------------
Redemption fees ....................................          -- c          -- c          -- c          -- c          --
                                                       --------------------------------------------------------------------
Net asset value, end of year .......................   $   10.18     $    9.41     $    9.36     $    9.87     $    9.61
                                                       ====================================================================

Total return .......................................       12.60%         8.35%         0.50%         9.89%        19.45%

RATIOS TO AVERAGE NET ASSETS
Expenses ...........................................        0.84% d       0.83% d       0.83% d       0.84% d       0.92%
Net investment income ..............................        3.22%         2.88%         1.89%         1.35%         1.59%

SUPPLEMENTAL DATA
Net assets, end of year (000's) ....................   $  89,942     $  40,912     $  17,532     $  22,442     $  10,163
Portfolio turnover rate ............................        0.00% e       0.00% e       0.00% e       0.00% e       0.00% e

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchase of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

b Based on average daily shares outstanding.

c Amount rounds to less than $0.01 per share.

d Benefit of expense reduction rounds to less than 0.01%.

e See Note 6 regarding investment transactions.


14 | The accompanying notes are an integral part of these financial statements.
   | Annual Report

Franklin Templeton Global Trust

STATEMENT OF INVESTMENTS, OCTOBER 31, 2007

---------------------------------------------------------------------------------------------------------------
  FRANKLIN TEMPLETON HARD CURRENCY FUND                                       PRINCIPAL AMOUNT a      VALUE
---------------------------------------------------------------------------------------------------------------
  FOREIGN GOVERNMENT AND AGENCY SECURITIES 39.6%
b Canada Treasury Bills, 11/29/07 - 1/24/08 .................................    25,950,000 CAD   $ 27,372,279
b France Treasury Bill, 12/06/07 ............................................     5,225,000 EUR      7,535,887
b Germany Treasury Bill, 3/19/08 ............................................     5,100,000 EUR      7,275,276
b Government of Denmark, Strip, 12/03/07 ....................................    34,200,000 DKK      6,621,756
  Government of Singapore,
     1.50%, 4/01/08 .........................................................    17,400,000 SGD     11,997,409
     5.625%, 7/01/08 ........................................................    29,935,000 SGD     21,174,123
  New South Wales Treasury Corp., 8.00%, 3/01/08 ............................    13,150,000 AUD     12,289,633
b Norway Treasury Bills, 12/19/07 - 6/18/08 .................................   157,550,000 NOK     28,921,420
b Sweden Treasury Bills,
     12/19/07 ...............................................................    99,900,000 SEK     15,643,037
     Strip, 3/19/08 .........................................................    79,800,000 SEK     12,372,624
     Strip, 6/18/08 .........................................................    82,000,000 SEK     12,590,820
                                                                                                  -------------
  TOTAL FOREIGN GOVERNMENT AND AGENCY SECURITIES (COST $153,649,914) ........                      163,794,264
                                                                                                  -------------

  U.S. GOVERNMENT AND AGENCY SECURITIES 51.9%
b FHLB, 11/01/07 ............................................................    94,827,000         94,827,000
b U.S. Treasury Bills, 11/08/07 - 12/13/07 ..................................   120,000,000        119,644,480
                                                                                                  -------------
  TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES (COST $214,470,976) ...........                      214,471,480
                                                                                                  -------------
  TOTAL INVESTMENTS (COST $368,120,890) 91.5% ...............................                      378,265,744
  NET UNREALIZED GAIN ON FORWARD CONTRACTS 2.4% .............................                        9,795,610
  OTHER ASSETS, LESS LIABILITIES 6.1% .......................................                       25,136,420
                                                                                                  -------------
  NET ASSETS 100.0% .........................................................                     $413,197,774
                                                                                                  =============

CURRENCY ABBREVIATIONS
AUD  - Australian Dollar
CAD  - Canadian Dollar
DKK  - Danish Krone
EUR  - Euro
NOK  - Norwegian Krone
SEK  - Swedish Krona
SGD  - Singapore Dollar

SELECTED PORTFOLIO ABBREVIATION
FHLB - Federal Home Loan Bank

a The principal amount is stated in U.S. dollars unless otherwise indicated.

b The security is traded on a discount basis with no stated coupon rate.


                                                              Annual Report |
 The accompanying notes are an integral part of these financial statements. | 15

Franklin Templeton Global Trust

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
October 31, 2007

                                                                                   -------------------
                                                                                   FRANKLIN TEMPLETON
                                                                                   HARD CURRENCY FUND
                                                                                   -------------------
Assets:
   Investments in securities:
      Cost .....................................................................         $368,120,890
                                                                                   ===================
      Value ....................................................................         $378,265,744
   Cash ........................................................................               12,038
   Foreign currency, at value (cost $24,499,830) ...............................           24,833,849
   Receivables:
      Capital shares sold ......................................................            2,903,799
      Interest .................................................................              562,032
   Unrealized gain on forward exchange contracts (Note 7) ......................           10,136,931
                                                                                   -------------------
         Total assets ..........................................................          416,714,393
                                                                                   -------------------
Liabilities:
   Payables:
      Capital shares redeemed ..................................................            2,682,585
      Affiliates ...............................................................              309,019
   Unrealized loss on forward exchange contracts (Note 7) ......................              341,321
   Accrued expenses and other liabilities ......................................              183,694
                                                                                   -------------------
         Total liabilities .....................................................            3,516,619
                                                                                   -------------------
            Net assets, at value ...............................................         $413,197,774
                                                                                   ===================
Net assets consist of:
   Paid-in capital .............................................................         $379,138,071
   Undistributed net investment income .........................................           16,101,604
   Net unrealized appreciation (depreciation) ..................................           20,292,058
   Accumulated net realized gain (loss) ........................................           (2,333,959)
                                                                                   -------------------
            Net assets, at value ...............................................         $413,197,774
                                                                                   ===================
CLASS A:
   Net assets, at value ........................................................         $323,255,307
                                                                                   ===================
   Shares outstanding ..........................................................           31,809,259
                                                                                   ===================
   Net asset value per share a .................................................         $      10.16
                                                                                   ===================
   Maximum offering price per share (net asset value per share / 97.75%) .......         $      10.39
                                                                                   ===================
ADVISOR CLASS:
   Net assets, at value ........................................................         $ 89,942,467
                                                                                   ===================
   Shares outstanding ..........................................................            8,833,722
                                                                                   ===================
   Net asset value and maximum offering price per share a ......................         $      10.18
                                                                                   ===================

a Redemption price is equal to net asset value less contingent deferred sales charges, if applicable, and redemption fees retained by the Fund.


16 | The accompanying notes are an integral part of these financial statements.
   | Annual Report

Franklin Templeton Global Trust

STATEMENT OF OPERATIONS
for the year ended October 31, 2007

                                                                                   -------------------
                                                                                   FRANKLIN TEMPLETON
                                                                                   HARD CURRENCY FUND
                                                                                   -------------------
Investment income:
   Interest ....................................................................          $14,738,747
                                                                                   -------------------
Expenses:
   Management fees (Note 3a) ...................................................            2,361,152
   Distribution fees: (Note 3c)
      Class A ..................................................................              762,662
   Transfer agent fees (Note 3e) ...............................................              448,751
   Custodian fees (Note 4) .....................................................               16,475
   Reports to shareholders .....................................................               82,476
   Registration and filing fees ................................................               72,840
   Professional fees ...........................................................               43,328
   Trustees' fees and expenses .................................................               18,017
                                                                                   -------------------
         Total expenses ........................................................            3,805,701
         Expense reductions (Note 4) ...........................................               (6,550)
                                                                                   -------------------
            Net expenses .......................................................            3,799,151
                                                                                   -------------------
               Net investment income ...........................................           10,939,596
                                                                                   -------------------
Realized and unrealized gains (losses):
   Net realized gain (loss) from:
      Investments ..............................................................           12,243,144
      Foreign currency transactions ............................................            1,297,697
                                                                                   -------------------
               Net realized gain (loss) ........................................           13,540,841
                                                                                   -------------------
   Net change in unrealized appreciation (depreciation) on:
      Investments ..............................................................           17,303,659
      Translation of assets and liabilities denominated in foreign currencies ..              351,322
                                                                                   -------------------
               Net change in unrealized appreciation (depreciation) ............           17,654,981
                                                                                   -------------------
Net realized and unrealized gain (loss) ........................................           31,195,822
                                                                                   -------------------
Net increase (decrease) in net assets resulting from operations ................          $42,135,418
                                                                                   ===================


                                                              Annual Report |
 The accompanying notes are an integral part of these financial statements. | 17

Franklin Templeton Global Trust

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                               ----------------------------
                                                                                                    FRANKLIN TEMPLETON
                                                                                                    HARD CURRENCY FUND
                                                                                               ----------------------------
                                                                                                  YEAR ENDED OCTOBER 31,
                                                                                                   2007           2006
                                                                                               ----------------------------
Increase (decrease) in net assets:
   Operations:
      Net investment income ................................................................   $ 10,939,596   $  6,971,320
      Net realized gain (loss) from investments and foreign currency transactions ..........     13,540,841      3,362,176
      Net change in unrealized appreciation (depreciation) on investments and translation of
         assets and liabilities denominated in foreign currencies ..........................     17,654,981      6,359,721
                                                                                               ----------------------------
            Net increase (decrease) in net assets resulting from operations ................     42,135,418     16,693,217
                                                                                               ----------------------------
   Distributions to shareholders from:
      Net investment income and net realized foreign currency gains:
         Class A ...........................................................................    (11,331,337)   (14,112,136)
         Advisor Class .....................................................................     (2,385,571)    (1,424,716)
                                                                                               ----------------------------
   Total distributions to shareholders .....................................................    (13,716,908)   (15,536,852)
                                                                                               ----------------------------
   Capital share transactions: (Note 2)
         Class A ...........................................................................    (21,691,994)   131,071,904
         Advisor Class .....................................................................     43,108,617     23,434,378
                                                                                               ----------------------------
   Total capital share transactions ........................................................     21,416,623    154,506,282
                                                                                               ----------------------------

   Redemption fees .........................................................................          1,838          3,868
                                                                                               ----------------------------
            Net increase (decrease) in net assets ..........................................     49,836,971    155,666,515
Net assets:
   Beginning of year .......................................................................    363,360,803    207,694,288
                                                                                               ----------------------------
   End of year .............................................................................   $413,197,774   $363,360,803
                                                                                               ============================
Undistributed net investment income included in net assets:
   End of year .............................................................................   $ 16,101,604   $  5,338,072
                                                                                               ============================


18 | The accompanying notes are an integral part of these financial statements.
   | Annual Report

Franklin Templeton Global Trust

NOTES TO FINANCIAL STATEMENTS

FRANKLIN TEMPLETON HARD CURRENCY FUND

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin Templeton Global Trust (Trust) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as a non-diversified, open-end investment company, consisting of one fund, the Franklin Templeton Hard Currency Fund (Fund). The Fund offers two classes of shares: Class A and Advisor Class. Each class of shares differs by its initial sales load, contingent deferred sales charges, distribution fees, voting rights on matters affecting a single class and its exchange privilege.

The following summarizes the Fund's significant accounting policies.

A. SECURITY VALUATION

Securities listed on a securities exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter securities and listed securities for which there is no reported sale are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market.

Government securities generally trade in the over-the-counter market rather than on a securities exchange. The Fund may utilize independent pricing services, quotations from bond dealers, and information with respect to bond and note transactions, to assist in determining a current market value for each security. The Fund's pricing services may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate and maturity date, option adjusted spread models, prepayment projections, interest rate spreads and yield curves, to determine current value.

Foreign securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded, or the NYSE, whichever is earlier. If no sale is reported at that time, the foreign security will be valued within the range of the most recent quoted bid and ask prices. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the day that the value of the foreign security is determined.


                                                              Annual Report | 19

Franklin Templeton Global Trust

FRANKLIN TEMPLETON HARD CURRENCY FUND

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

A. SECURITY VALUATION (CONTINUED)

The Fund has procedures to determine the fair value of individual securities and other assets for which market prices are not readily available or which may not be reliably priced. Methods for valuing these securities may include: fundamental analysis, matrix pricing, discounts from market prices of similar securities, or discounts applied due to the nature and duration of restrictions on the disposition of the securities. Due to the inherent uncertainty of valuations of such securities, the fair values may differ significantly from the values that would have been used had a ready market for such investments existed. Occasionally, events occur between the time at which trading in a security is completed and the close of the NYSE that might call into question the availability (including the reliability) of the value of a portfolio security held by the Fund. The investment manager monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depository Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services. All security valuation procedures are approved by the Trust's Board of Trustees.

B. FOREIGN CURRENCY TRANSLATION

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Trust's Board of Trustees.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments on the Statement of Operations.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.


20 | Annual Report

Franklin Templeton Global Trust

FRANKLIN TEMPLETON HARD CURRENCY FUND

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

C. FOREIGN CURRENCY CONTRACTS

When the Fund purchases or sells foreign securities it may enter into foreign exchange contracts to minimize foreign exchange risk from the trade date to the settlement date of the transactions. A foreign exchange contract is an agreement between two parties to exchange different currencies at an agreed upon exchange rate at a future date. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations.

The Fund may also enter into forward exchange contracts to hedge against fluctuations in foreign exchange rates or to gain exposure to certain foreign currencies. These contracts are valued daily by the Fund and the unrealized gains or losses on the contracts, as measured by the difference between the contractual forward foreign exchange rates and the forward rates at the reporting date, are included in the Statement of Assets and Liabilities. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations.

The risks of these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the possible inability of the counterparties to fulfill their obligations under the contracts, which may be in excess of the amount reflected in the Statement of Assets and Liabilities.

D. INCOME TAXES

No provision has been made for U.S. income taxes because it is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code and to distribute to shareholders substantially all of its taxable income and net realized gains.

E. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of premium and accretion of discount on debt securities are included in interest income. Distributions to shareholders are recorded on the ex-dividend date and are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with accounting principles generally accepted in the United States of America. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.


                                                              Annual Report | 21

Franklin Templeton Global Trust

FRANKLIN TEMPLETON HARD CURRENCY FUND

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

E. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS (CONTINUED)

Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in per share distributions, by class, are generally due to differences in class specific expenses.

F. ACCOUNTING ESTIMATES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

G. REDEMPTION FEES

A short term trading redemption fee will be imposed, with some exceptions, on any fund shares that are redeemed or exchanged within seven calendar days following their purchase date. The redemption fee is 2% of the amount redeemed. Such fees are retained by the fund and accounted for as an addition to paid-in capital.

H. GUARANTEES AND INDEMNIFICATIONS

Under the Trust's organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, enters into contracts with service providers that contain general indemnification clauses. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.


22 | Annual Report

Franklin Templeton Global Trust

FRANKLIN TEMPLETON HARD CURRENCY FUND

2. SHARES OF BENEFICIAL INTEREST

At October 31, 2007, there were an unlimited number of shares authorized ($0.01 par value). Transactions in the Fund's shares were as follows:

                                                       ----------------------------------------------------------
                                                                         YEAR ENDED OCTOBER 31,
                                                                   2007                          2006
                                                       ----------------------------------------------------------
                                                          SHARES         AMOUNT         SHARES         AMOUNT
                                                       ----------------------------------------------------------
CLASS A SHARES:
   Shares sold .....................................    15,120,203   $ 145,232,340    24,901,994   $ 231,953,286
   Shares issued in reinvestment
      of distributions .............................       835,035       7,890,170     1,145,884      10,318,899
   Shares redeemed .................................   (18,489,325)   (174,814,504)  (12,063,430)   (111,200,281)
                                                       ----------------------------------------------------------
   Net increase (decrease) .........................    (2,534,087)  $ (21,691,994)   13,984,448   $ 131,071,904
                                                       ==========================================================
ADVISOR CLASS SHARES:
   Shares sold .....................................     6,133,043   $  58,846,188     3,161,411   $  29,746,375
   Shares issued in reinvestment
     of distributions ..............................       166,518       1,583,623        90,400         816,279
   Shares redeemed .................................    (1,814,162)    (17,321,194)     (777,014)     (7,128,276)
                                                       ----------------------------------------------------------
   Net increase (decrease) .........................     4,485,399   $  43,108,617     2,474,797   $  23,434,378
                                                       ==========================================================

3. TRANSACTIONS WITH AFFILIATES

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Trust are also officers and/or directors of the following subsidiaries:

--------------------------------------------------------------------------------
SUBSIDIARY                                              AFFILIATION
--------------------------------------------------------------------------------
Franklin Advisers, Inc. (Advisers)                      Investment manager
Franklin Templeton Services, LLC (FT Services)          Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)    Principal underwriter
Franklin Templeton Investor Services, LLC (Investor     Transfer agent
Services)

A. MANAGEMENT FEES

The Fund pays an investment management fee to Advisers of 0.65% per year of the average daily net assets of the Fund.

B. ADMINISTRATIVE FEES

Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on average daily net assets, and is not an additional expense of the Fund.


                                                              Annual Report | 23

Franklin Templeton Global Trust

FRANKLIN TEMPLETON HARD CURRENCY FUND

3. TRANSACTIONS WITH AFFILIATES (CONTINUED)

C. DISTRIBUTION FEES

The Trust's Board of Trustees has adopted a distribution plan for Class A, pursuant to Rule 12b-1 under the 1940 Act. Under the Fund's Class A reimbursement distribution plan, the Fund reimburses Distributors up to 0.45% per year of Class A's average daily net assets for costs incurred in connection with the servicing, sale and distribution of the Fund's shares. Under the Class A reimbursement distribution plan, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods.

D. SALES CHARGES/UNDERWRITING AGREEMENTS

Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund's shares for the year:

Sales charges retained net of commissions paid to
   unaffiliated broker/dealers .....................................   $ 63,264
Contingent deferred sales charges retained .........................   $ 17,349

E. TRANSFER AGENT FEES

For the year ended October 31, 2007, the Fund paid transfer agent fees of $448,751, of which $221,528 was retained by Investor Services.

4. EXPENSE OFFSET ARRANGEMENT

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's custodian expenses. During the year ended October 31, 2007, the custodian fees were reduced as noted in the Statement of Operations.

5. INCOME TAXES

For tax purposes, capital losses may be carried over to offset future capital gains, if any. At October 31, 2007, the capital loss carryforwards were as follows:

Capital loss carryforwards expiring in:
   2013 ..........................................................   $2,143,875
   2014 ..........................................................      190,081
                                                                     ----------
                                                                     $2,333,956
                                                                     ==========


24 | Annual Report

Franklin Templeton Global Trust

FRANKLIN TEMPLETON HARD CURRENCY FUND

5. INCOME TAXES (CONTINUED)

The tax character of distributions paid during the years ended October 31, 2007 and 2006, was as follows:

                                                      --------------------------
                                                          2007          2006
                                                      --------------------------
Distributions paid from - ordinary income .........   $13,716,908   $15,536,852

At October 31, 2007, the cost of investment net unrealized appreciation (depreciation) and undistributed ordinary income for income tax purposes were as follows:

Cost of investments ............................................   $368,195,738
                                                                   =============

Unrealized appreciation ........................................   $ 10,090,230
Unrealized depreciation ........................................        (20,224)
                                                                   -------------
Net unrealized appreciation (depreciation) .....................   $ 10,070,006
                                                                   -------------
Distributable earnings - undistributed ordinary income .........   $ 24,939,333
                                                                   =============

Net investment income and net realized gains (losses) differ for financial statement and tax purposes primarily due to differing treatments of foreign currency transactions, and bond discounts and premiums.

6. INVESTMENT TRANSACTIONS

There were no purchases or sales of investments (other than short term securities) for the year ended October 31, 2007.

7. FORWARD EXCHANGE CONTRACTS

At October 31, 2007, the Fund had the following forward exchange contracts outstanding:

                                              ---------------------------------------------------------
                                                 CONTRACT      SETTLEMENT    UNREALIZED     UNREALIZED
                                                  AMOUNT          DATE          GAIN           LOSS
                                              ---------------------------------------------------------
CONTRACTS TO BUY
       225,000,000   Japanese Yen .........   $    1,924,393    11/09/07    $     28,358   $        --
       700,000,000   Japanese Yen .........        6,011,680    11/09/07          63,544            --
       834,892,500   Japanese Yen .........        7,153,564    11/13/07          95,814            --
           845,000   Australian Dollar ....          655,720    11/13/07         130,867            --
         3,861,000   Polish Zloty .........        1,306,953    11/13/07         236,225            --
        27,820,000   Swedish Krona ........        4,052,558    11/13/07         326,697            --
         6,800,000   Canadian Dollar ......        5,798,584    11/13/07       1,404,423            --
         4,537,463   Swiss Franc ..........        3,750,000    11/21/07         173,198            --
         8,350,000   Singapore Dollar .....        5,521,391    11/26/07         259,009            --


                                                              Annual Report | 25

Franklin Templeton Global Trust

FRANKLIN TEMPLETON HARD CURRENCY FUND

7. FORWARD EXCHANGE CONTRACTS (CONTINUED)

                                              ---------------------------------------------------------
                                                 CONTRACT      SETTLEMENT    UNREALIZED     UNREALIZED
                                                  AMOUNT          DATE          GAIN           LOSS
                                              ---------------------------------------------------------
CONTRACTS TO BUY (CONTINUED)
        57,000,000   Japanese Yen .........   $      497,469    11/27/07    $         --   $    (1,715)
    39,520,000,000   Indonesian Rupiah ....        4,297,988    12/03/07          34,467            --
    27,840,000,000   Indonesian Rupiah ....        3,004,857    12/03/07          47,156            --
         4,402,925   Polish Zloty .........        1,505,788    12/03/07         253,847            --
       475,000,000   Korean Won ...........          506,937    12/05/07          21,276            --
        12,312,000   Malaysian Ringgit ....        3,600,000    12/27/07          98,569            --
         7,099,200   Brazilian Real .......        3,600,000    12/27/07         469,937            --
       179,012,800   Japanese Yen .........        1,577,483     1/04/08              --       (13,452)
        87,857,200   Japanese Yen .........          773,119     1/04/08              --        (5,512)
       252,650,000   Korean Won ...........          270,851     1/04/08          10,368            --
         2,514,355   Polish Zloty .........          870,019     1/04/08         134,685            --
         7,250,000   Norwegian Krone ......        1,194,202     1/04/08         154,865            --
       110,900,000   Japanese Yen .........          963,008     1/11/08           6,677            --
         1,822,389   Canadian Dollar ......        1,601,959     1/11/08         328,928            --
       178,636,250   Japanese Yen .........        1,553,089     1/15/08           9,560            --
       277,687,500   Japanese Yen .........        2,415,409     1/16/08          13,976            --
       369,600,000   Japanese Yen .........        3,218,615     1/22/08          17,036            --
       372,801,000   Japanese Yen .........        3,246,491     1/22/08          17,184            --
         6,800,000   Singapore Dollar .....        4,584,373     1/22/08         141,093            --
         7,000,000   Polish Zloty .........        2,581,121     1/22/08         215,452            --
         1,400,000   Canadian Dollar ......        1,247,994     1/22/08         235,337            --
       185,559,000   Japanese Yen .........        1,620,037     1/28/08           5,518            --
       135,564,000   Japanese Yen .........        1,181,901     1/31/08           6,047            --
         1,991,865   Polish Zloty .........          726,905     1/31/08          68,779            --
        95,200,000   Japanese Yen .........          825,672     2/04/08           8,892            --
       380,966,250   Japanese Yen .........        3,281,504     2/08/08          59,515            --
        24,287,655   Swedish Krona ........        3,631,039     2/08/08         196,977            --
       193,917,500   Japanese Yen .........        1,671,703     2/12/08          29,592            --
       199,656,000   Japanese Yen .........        1,721,172     2/12/08          30,468            --
        97,475,000   Japanese Yen .........          841,027     2/14/08          14,317            --
         2,200,000   Australian Dollar ....        1,814,692     2/15/08         221,127            --
         3,500,000   Canadian Dollar ......        3,212,778     2/19/08         495,469            --
    11,000,000,000   Indonesian Rupiah ....        1,241,535     2/21/08              --       (43,793)
         6,357,960   Swedish Krona ........          941,502     2/21/08          60,656            --
         2,724,300   Polish Zloty .........          976,802     2/21/08         111,070            --
         5,000,000   Singapore Dollar .....        3,348,738     2/21/08         131,887            --
        20,000,000   Swedish Krona ........        2,975,571     2/21/08         176,880            --
     2,500,000,000   Indonesian Rupiah ....          278,396     2/29/08              --        (6,336)
        56,140,000   Japanese Yen .........          478,455     2/29/08          14,898            --
         3,539,870   Swedish Krona ........          523,553     2/29/08          34,435            --
         6,179,000   Malaysian Ringgit ....        1,850,000     3/07/08          10,252            --


26 | Annual Report

Franklin Templeton Global Trust

FRANKLIN TEMPLETON HARD CURRENCY FUND

7. FORWARD EXCHANGE CONTRACTS (CONTINUED)

                                              ---------------------------------------------------------
                                                 CONTRACT      SETTLEMENT    UNREALIZED     UNREALIZED
                                                  AMOUNT          DATE          GAIN           LOSS
                                              ---------------------------------------------------------
CONTRACTS TO BUY (CONTINUED)
         1,620,000   Canadian Dollar ......   $    1,521,341     3/26/08    $    195,009   $        --
         3,300,000   Canadian Dollar ......        3,099,465     3/26/08         396,805            --
         3,250,000   Norwegian Krone ......          545,476     3/28/08          58,024            --
         2,700,000   Singapore Dollar .....        1,791,877     3/28/08          91,305            --
         1,901,280   Canadian Dollar ......        1,783,565     3/28/08         230,792            --
         6,250,000   Singapore Dollar .....        4,196,602     4/10/08         165,668            --
         5,300,000   Canadian Dollar ......        5,104,498     4/28/08         510,608            --
         5,671,200   Malaysian Ringgit ....        1,700,000     4/30/08           9,815            --
           850,000   Singapore Dollar .....          572,005     4/30/08          21,891            --
        13,700,000   Malaysian Ringgit ....        4,124,022     5/15/08           7,805            --
       650,000,000   Japanese Yen .........        5,653,895     5/15/08         101,381            --
           840,000   Polish Zloty .........          295,317     5/16/08          39,564            --
       168,570,000   Japanese Yen .........        1,449,927     5/27/08          44,455            --
         2,791,880   Polish Zloty .........          998,455     6/05/08         113,988            --
         4,568,615   Swiss Franc ..........        3,865,811     6/05/08         123,364            --
         2,930,598   Australian Dollar ....        2,364,407     6/05/08         324,891            --
         9,300,000   Norwegian Krone ......        1,648,469     6/16/08          74,807            --
         5,000,000   Singapore Dollar .....        3,368,364     6/16/08         132,231            --
         4,800,000   Polish Zloty .........        1,771,675     6/16/08         140,358            --
     2,100,000,000   Korean Won ...........        2,297,593     6/25/08          45,367            --
       436,320,000   Kazakhstan Tenge .....        3,600,000     6/26/08              --      (120,645)
         2,750,000   Swiss Franc ..........        2,397,977     6/27/08           5,343            --
         3,500,000   Singapore Dollar .....        2,375,297     6/27/08          76,284            --
         6,900,000   Polish Zloty .........        2,580,404     6/27/08         167,341            --
       475,000,000   Korean Won ...........          519,126     6/30/08          10,847            --
       290,000,000   Japanese Yen .........        2,459,503     6/30/08         120,266            --
        34,550,000   Malaysian Ringgit ....       10,458,605     7/16/08              --       (23,927)
         1,800,000   Polish Zloty .........          687,968     7/17/08          28,455            --
       255,000,000   Japanese Yen .........        2,189,123     7/18/08          83,461            --
       700,000,000   Japanese Yen .........        6,400,878     9/16/08              --      (125,941)
     1,150,650,000   Japanese Yen .........       10,173,740    10/15/08         169,863            --
                                                                            ---------------------------
Unrealized gain (loss) on offsetting forward exchange contracts .........   $     41,616            --
                                                                            ---------------------------
Unrealized gain (loss) on forward exchange contracts ....................   $ 10,136,931      (341,321)
                                                                            ---------------------------
   Net unrealized gain (loss) on forward exchange contracts .............   $  9,795,610   $        --
                                                                            ===========================


                                                              Annual Report | 27

Franklin Templeton Global Trust

FRANKLIN TEMPLETON HARD CURRENCY FUND

8. CONCENTRATION OF RISK

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities.

9. REGULATORY AND LITIGATION MATTERS

As part of various investigations by a number of federal, state, and foreign regulators and governmental entities, including the Securities and Exchange Commission ("SEC"), relating to certain practices in the mutual fund industry, including late trading, market timing and marketing support payments to securities dealers who sell fund shares ("marketing support"), Franklin Resources, Inc. and certain of its subsidiaries (collectively, the "Company"), entered into settlements with certain of those regulators and governmental entities. Specifically, the Company entered into settlements with the SEC, among others, concerning market timing and marketing support.

On June 6, 2007, the SEC posted for public comment the proposed plan of distribution for the market timing settlement. Once the SEC approves the final plan of distribution, disbursements of settlement monies will be made promptly to individuals who were shareholders of the designated funds during the relevant period, in accordance with the terms and conditions of the settlement and plan.

In addition, the Company, as well as most of the mutual funds within Franklin Templeton Investments and certain current or former officers, Company directors, fund directors, and employees, have been named in private lawsuits (styled as shareholder class actions, or as derivative actions on behalf of either the named funds or Franklin Resources, Inc.). The lawsuits relate to the industry practices referenced above.

The Company and fund management believe that the claims made in each of the private lawsuits referenced above are without merit and intend to defend against them vigorously. The Company cannot predict with certainty the eventual outcome of these lawsuits, nor whether they will have a material negative impact on the Company. If it is determined that the Company bears responsibility for any unlawful or inappropriate conduct that caused losses to the Trust, it is committed to making the Trust or its shareholders whole, as appropriate.


28| Annual Report

Franklin Templeton Global Trust

FRANKLIN TEMPLETON HARD CURRENCY FUND

10. NEW ACCOUNTING PRONOUNCEMENTS

In July 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation No. 48, "Accounting for Uncertainty in Income Taxes -- an Interpretation of FASB Statement No. 109" (FIN 48), which clarifies the accounting for uncertainty in tax positions taken or expected to be taken in a tax return. FIN 48 provides guidance on the measurement, recognition, classification and disclosure of tax positions, along with accounting for the related interest and penalties. FIN 48 is effective for fiscal years beginning after December 15, 2006, and is to be applied to all open tax years as of the date of effectiveness. On December 22, 2006, the Securities and Exchange Commission extended the implementation date to no later than the last net asset value calculation in the first semi-annual reporting period beginning after December 15, 2006. The Trust believes the adoption of FIN 48 will have no material impact on its financial statements.

In September 2006, FASB issued FASB Statement No. 157, "Fair Value Measurement" (SFAS 157), which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. SFAS 157 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The Trust believes the adoption of SFAS 157 will have no material impact on its financial statements.


                                                              Annual Report | 29

Franklin Templeton Global Trust

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF FRANKLIN TEMPLETON HARD CURRENCY
FUND

In our opinion, the accompanying statement of assets and liabilities, including the statement of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Franklin Templeton Hard Currency Fund (the "Fund") at October 31, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2007 by correspondence with the custodian, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California
December 18, 2007


30 | Annual Report

Franklin Templeton Global Trust

TAX DESIGNATION (UNAUDITED)

Under Section 871(k)(1)(C) of the Internal Revenue Code (Code), the Fund designates the maximum amount allowable but no less than $9,284,262 as an interest related dividend for purposes of the tax imposed under Section 871(a)(1)(A) of the Code for the fiscal year ended October 31, 2007.


                                                              Annual Report | 31

Franklin Templeton Global Trust

BOARD MEMBERS AND OFFICERS

The name, year of birth and address of the officers and board members, as well as their affiliations, positions held with the Trust, principal occupations during the past five years and number of portfolios overseen in the Franklin Templeton Investments fund complex are shown below. Generally, each board member serves until that person's successor is elected and qualified.

INDEPENDENT BOARD MEMBERS

------------------------------------------------------------------------------------------------------------------------------------
                                                                         NUMBER OF PORTFOLIOS IN
NAME, YEAR OF BIRTH                                LENGTH OF             FUND COMPLEX OVERSEEN
AND ADDRESS                      POSITION          TIME SERVED           BY BOARD MEMBER*          OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
HARRIS J. ASHTON (1932)          Trustee           Since 1993            139                       Bar-S Foods (meat packing
One Franklin Parkway                                                                               company).
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Director of various companies; and FORMERLY, Director, RBC Holdings, Inc. (bank holding company) (until 2002); and President, Chief
Executive Officer and Chairman of the Board, General Host Corporation (nursery and craft centers) (until 1998).
------------------------------------------------------------------------------------------------------------------------------------
ROBERT F. CARLSON (1928)         Trustee           Since 2003            120                       None
One Franklin Parkway
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice President, senior member and past President, Board of Administration, California Public Employees Retirement Systems
(CALPERS); and FORMERLY, member and Chairman of the Board, Sutter Community Hospitals; member, Corporate Board, Blue Shield of
California; and Chief Counsel, California Department of Transportation.
------------------------------------------------------------------------------------------------------------------------------------
SAM GINN (1937)                  Trustee           Since April 2007      120                       Chevron Corporation (global
One Franklin Parkway                                                                               energy company) and ICO Global
San Mateo, CA 94403-1906                                                                           Communications (Holdings) Limited
                                                                                                   (satellite company).

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Private investor; and FORMERLY, Chairman of the Board, Vodafone AirTouch, PLC (wireless company); Chairman of the Board and Chief
Executive Officer, AirTouch Communications (cellular communications) (1993-1998) and Pacific Telesis Groups (telephone holding company) (1988-1994).
------------------------------------------------------------------------------------------------------------------------------------
EDITH E. HOLIDAY (1952)          Trustee           Since 2005            139                       Hess Corporation (exploration
One Franklin Parkway                                                                               and refining of oil and gas),
San Mateo, CA 94403-1906                                                                           H.J. Heinz Company (processed
                                                                                                   foods and allied products), RTI
                                                                                                   International Metals, Inc.
                                                                                                   (manufacture and distribution of
                                                                                                   titanium), Canadian National
                                                                                                   Railway (railroad) and White
                                                                                                   Mountains Insurance Group, Ltd.
                                                                                                   (holding company).

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Director or Trustee of various companies and trusts; and FORMERLY, Assistant to the President of the United States and Secretary of
the Cabinet (1990-1993); General Counsel to the United States Treasury Department (1989-1990); and Counselor to the Secretary and
Assistant Secretary for Public Affairs and Public Liaison-United States Treasury Department (1988-1989).
------------------------------------------------------------------------------------------------------------------------------------


32 | Annual Report

------------------------------------------------------------------------------------------------------------------------------------
                                                                         NUMBER OF PORTFOLIOS IN
NAME, YEAR OF BIRTH                                LENGTH OF             FUND COMPLEX OVERSEEN
AND ADDRESS                      POSITION          TIME SERVED           BY BOARD MEMBER*          OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
FRANK W.T. LAHAYE (1929)         Trustee           Since 1993            120                       Center for Creative Land
One Franklin Parkway                                                                               Recycling (brownfield
San Mateo, CA 94403-1906                                                                           redevelopment).

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
General Partner, Las Olas L.P. (Asset Management); and FORMERLY, Chairman, Peregrine Venture Management Company (venture capital).
------------------------------------------------------------------------------------------------------------------------------------
FRANK A. OLSON (1932)            Trustee           Since April 2007      139                       Hess Corporation (exploration
One Franklin Parkway                                                                               and refining of oil and gas) and
San Mateo, CA 94403-1906                                                                           Sentient Jet (private jet
                                                                                                   service).

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Chairman Emeritus, The Hertz Corporation (car rental) (since 2000) (Chairman of the Board (1980-2000) and Chief Executive Officer
(1977-1999)); and FORMERLY, Chairman of the Board, President and Chief Executive Officer, UAL Corporation (airlines).
------------------------------------------------------------------------------------------------------------------------------------
LARRY D. THOMPSON (1945)         Trustee           Since April 2007      139                       None
One Franklin Parkway
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Senior Vice President - Government Affairs, General Counsel and Secretary, PepsiCo, Inc. (consumer products); and FORMERLY,
Director, Delta Airlines (aviation) (2003-2005) and Providian Financial Corp. (credit card provider) (1997-2001); Senior Fellow of
The Brookings Institution (2003-2004); Visiting Professor, University of Georgia School of Law (2004); and Deputy Attorney General,
U.S. Department of Justice (2001-2003).
------------------------------------------------------------------------------------------------------------------------------------
JOHN B. WILSON (1959)            Trustee           Since 2006            120                       None
One Franklin Parkway
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
President and Founder, Hyannis Port Capital, Inc. (real estate and private equity investing); serves on private and non-profit boards; and FORMERLY, Chief Operating Officer and Executive Vice President, Gap, Inc. (retail) (1996-2000); Chief Financial Officer and Executive Vice President - Finance and Strategy, Staples, Inc. (office supplies) (1992-1996); Executive Vice President -
Corporate Planning, Northwest Airlines, Inc. (airlines) (1990-1992); and Vice President and Partner, Bain & Company (consulting firm) (1986-1990).
------------------------------------------------------------------------------------------------------------------------------------


                                                              Annual Report | 33

INTERESTED BOARD MEMBERS AND OFFICERS

------------------------------------------------------------------------------------------------------------------------------------
                                                                         NUMBER OF PORTFOLIOS IN
NAME, YEAR OF BIRTH                                LENGTH OF             FUND COMPLEX OVERSEEN
AND ADDRESS                      POSITION          TIME SERVED           BY BOARD MEMBER*          OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
**CHARLES B. JOHNSON (1933)      Trustee and       Since 1993            139                       None
One Franklin Parkway             Chairman of
San Mateo, CA 94403-1906         the Board

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Chairman of the Board, Member - Office of the Chairman and Director, Franklin Resources, Inc.; Director, Templeton Worldwide, Inc.;
and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 42 of the investment companies in Franklin Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------
**GREGORY E. JOHNSON (1961)      Trustee           Since April 2007      91                        None
One Franklin Parkway
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Director, President and Chief Executive Officer, Franklin Resources, Inc.; President, Templeton Worldwide, Inc.; Director,
Templeton Asset Management Ltd.; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of
Franklin Resources, Inc. and of 33 of the investment companies in Franklin Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------
JAMES M. DAVIS (1952)            Chief             Chief Compliance      Not Applicable            Not Applicable
One Franklin Parkway             Compliance        Officer since 2004
San Mateo, CA 94403-1906         Officer and       and Vice
                                 Vice President    President -
                                 - AML             AML Compliance
                                 Compliance        since 2006

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Director, Global Compliance, Franklin Resources, Inc.; officer of some of the other subsidiaries of Franklin Resources, Inc. and of
46 of the investment companies in Franklin Templeton Investments; and FORMERLY, Director of Compliance, Franklin Resources, Inc.
(1994-2001).
------------------------------------------------------------------------------------------------------------------------------------
LAURA FERGERSON (1962)           Treasurer         Since 2004            Not Applicable            Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice President, Franklin Templeton Services, LLC; officer of 28 of the investment companies in Franklin Templeton Investments; and
FORMERLY, Director and member of Audit and Valuation Committees, Runkel Funds, Inc. (2003-2004); Assistant Treasurer of most of the investment companies in Franklin Templeton Investments (1997-2003); and Vice President, Franklin Templeton Services, LLC
(1997-2003).
------------------------------------------------------------------------------------------------------------------------------------


34 | Annual Report

------------------------------------------------------------------------------------------------------------------------------------
                                                                         NUMBER OF PORTFOLIOS IN
NAME, YEAR OF BIRTH                                LENGTH OF             FUND COMPLEX OVERSEEN
AND ADDRESS                      POSITION          TIME SERVED           BY BOARD MEMBER*          OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
JIMMY D. GAMBILL (1947)          Senior Vice       Since 2002            Not Applicable            Not Applicable
500 East Broward Blvd.           President and
Suite 2100                       Chief Executive
Fort Lauderdale, FL 33394-3091   Officer -
                                 Finance and
                                 Administration

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
President, Franklin Templeton Services, LLC; Senior Vice President, Templeton Worldwide, Inc.; and officer of some of the other subsidiaries of Franklin Resources, Inc. and of 46 of the investment companies in Franklin Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------
DAVID P. GOSS (1947)             Vice President    Since 2000            Not Applicable            Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Senior Associate General Counsel, Franklin Templeton Investments; officer and director of one of the subsidiaries of Franklin
Resources, Inc.; and officer of 46 of the investment companies in Franklin Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------
RUPERT H. JOHNSON, JR. (1940)    President and     President and         Not Applicable            Not Applicable
One Franklin Parkway             Chief Executive   Chief Executive
San Mateo, CA 94403-1906         Officer -         Officer -
                                 Investment        Investment
                                 Management        Management
                                                   since 2002

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice Chairman, Member - Office of the Chairman and Director, Franklin Resources, Inc.; Director, Franklin Advisers, Inc. and
Templeton Worldwide, Inc.; Senior Vice President, Franklin Advisory Services, LLC; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 44 of the investment companies in Franklin
Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------
KAREN L. SKIDMORE (1952)         Vice President    Since 2006            Not Applicable            Not Applicable
One Franklin Parkway             and Secretary
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Senior Associate General Counsel, Franklin Templeton Investments; and officer of 30 of the investment companies in Franklin
Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------


                                                              Annual Report | 35

------------------------------------------------------------------------------------------------------------------------------------
                                                                         NUMBER OF PORTFOLIOS IN
NAME, YEAR OF BIRTH                                LENGTH OF             FUND COMPLEX OVERSEEN
AND ADDRESS                      POSITION          TIME SERVED           BY BOARD MEMBER*          OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
CRAIG S. TYLE (1960)             Vice President    Since 2005            Not Applicable            Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
General Counsel and Executive Vice President, Franklin Resources, Inc.; officer of some of the other subsidiaries of Franklin
Resources, Inc. and of 46 of the investment companies in Franklin Templeton Investments; and FORMERLY, Partner, Shearman &
Sterling, LLP (2004-2005); and General Counsel, Investment Company Institute (ICI) (1997-2004).
------------------------------------------------------------------------------------------------------------------------------------
GALEN G. VETTER (1951)           Chief Financial   Since 2004            Not Applicable            Not Applicable
500 East Broward Blvd.           Officer and
Suite 2100                       Chief
Fort Lauderdale, FL 33394-3091   Accounting
                                 Officer

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Senior Vice President, Franklin Templeton Services, LLC; officer of some of the other subsidiaries of Franklin Resources, Inc. and of 46 of the investment companies in Franklin Templeton Investments; and FORMERLY, Managing Director, RSM McGladrey, Inc.
(1999-2004); and Partner, McGladrey & Pullen, LLP (1979-1987 and 1991-2004).
------------------------------------------------------------------------------------------------------------------------------------

* We base the number of portfolios on each separate series of the U.S. registered investment companies within the Franklin Templeton Investments fund complex. These portfolios have a common investment manager or affiliated investment managers.

** Charles B. Johnson is considered to be an interested person of the Fund under the federal securities laws due to his position as officer and director and major shareholder of Franklin Resources, Inc. (Resources), which is the parent company of the Fund's investment manager and distributor. Gregory E. Johnson is considered to be an interested person of the Fund under the federal securities laws due to his position as an officer and director of Resources.

Note 1: Charles B. Johnson and Rupert H. Johnson, Jr. are brothers and the father and uncle, respectively, of Gregory E. Johnson.

Note 2: Officer information is current as of the date of this report. It is possible that after this date, information about officers may change.

Note 3: Prior to October 31, 2007, Rupert H. Johnson, Jr. ceased to be a trustee of the Trust.

THE SARBANES-OXLEY ACT OF 2002 AND RULES ADOPTED BY THE SECURITIES AND EXCHANGE COMMISSION REQUIRE THE FUND TO DISCLOSE WHETHER THE FUND'S AUDIT COMMITTEE INCLUDES AT LEAST ONE MEMBER WHO IS AN AUDIT COMMITTEE FINANCIAL EXPERT WITHIN THE MEANING OF SUCH ACT AND RULES. THE FUND'S BOARD OF TRUSTEES HAS DETERMINED THAT THERE IS AT LEAST ONE SUCH FINANCIAL EXPERT ON THE AUDIT COMMITTEE AND HAS DESIGNATED JOHN B. WILSON AS ITS AUDIT COMMITTEE FINANCIAL EXPERT. THE BOARD BELIEVES THAT MR. WILSON QUALIFIES AS SUCH AN EXPERT IN VIEW OF HIS EXTENSIVE BUSINESS BACKGROUND AND EXPERIENCE, INCLUDING SERVICE AS CHIEF FINANCIAL OFFICER OF STAPLES, INC. FROM 1992 TO 1996. MR. WILSON HAS BEEN A MEMBER AND CHAIRMAN OF THE FUND'S AUDIT COMMITTEE SINCE 2006. AS A RESULT OF SUCH BACKGROUND AND EXPERIENCE, THE BOARD OF TRUSTEES BELIEVES THAT MR. WILSON HAS ACQUIRED AN UNDERSTANDING OF GENERALLY ACCEPTED ACCOUNTING PRINCIPLES AND FINANCIAL STATEMENTS, THE GENERAL APPLICATION OF SUCH PRINCIPLES IN CONNECTION WITH THE ACCOUNTING ESTIMATES, ACCRUALS AND RESERVES, AND ANALYZING AND EVALUATING FINANCIAL STATEMENTS THAT PRESENT A BREADTH AND LEVEL OF COMPLEXITY OF ACCOUNTING ISSUES GENERALLY COMPARABLE TO THOSE OF THE FUND, AS WELL AS AN UNDERSTANDING OF INTERNAL CONTROLS AND PROCEDURES FOR FINANCIAL REPORTING AND AN UNDERSTANDING OF AUDIT COMMITTEE FUNCTIONS. MR. WILSON IS AN INDEPENDENT TRUSTEE AS THAT TERM IS DEFINED UNDER THE RELEVANT SECURITIES AND EXCHANGE COMMISSION RULES AND RELEASES.

THE STATEMENT OF ADDITIONAL INFORMATION (SAI) INCLUDES ADDITIONAL INFORMATION ABOUT THE BOARD MEMBERS AND IS AVAILABLE, WITHOUT CHARGE, UPON REQUEST. SHAREHOLDERS MAY CALL 1-800/DIAL BEN (1-800/342-5236) TO REQUEST THE SAI.


36 | Annual Report

Franklin Templeton Global Trust

SHAREHOLDER INFORMATION

FRANKLIN TEMPLETON HARD CURRENCY FUND

PROXY VOTING POLICIES AND PROCEDURES

The Trust has established Proxy Voting Policies and Procedures (Policies) that the Trust uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Trust's complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at 1-954/527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 500 East Broward Boulevard, Suite 1500, Fort Lauderdale, FL 33394, Attention: Proxy Group. Copies of the Trust's proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission's website at sec.gov and reflect the most recent 12-month period ended June 30.

QUARTERLY STATEMENT OF INVESTMENTS

The Trust files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's website at sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800/SEC-0330.


                                                              Annual Report | 37

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

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

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

Literature Request

LITERATURE REQUEST. TO RECEIVE A BROCHURE AND PROSPECTUS, PLEASE CALL US AT 1-800/DIAL BEN (R) (1-800/342-5236) OR VISIT FRANKLINTEMPLETON.COM. INVESTORS SHOULD CAREFULLY CONSIDER A FUND'S INVESTMENT GOALS, RISKS, CHARGES AND EXPENSES BEFORE INVESTING. THE PROSPECTUS CONTAINS THIS AND OTHER INFORMATION. PLEASE CAREFULLY READ THE PROSPECTUS BEFORE INVESTING. To ensure the highest quality of service, we may monitor, record and access telephone calls to or from our service departments. These calls can be identified by the presence of a regular beeping tone.

FRANKLIN TEMPLETON FUNDS

INTERNATIONAL

Mutual European Fund
Templeton BRIC Fund
Templeton China World Fund
Templeton Developing Markets Trust
Templeton Emerging Markets Small Cap Fund
Templeton Foreign Fund
Templeton Foreign Smaller Companies Fund 1

GLOBAL

Mutual Discovery Fund
Templeton Global Long-Short Fund
Templeton Global Opportunities Trust
Templeton Global Smaller Companies Fund 1
Templeton Growth Fund
Templeton World Fund

GROWTH

Franklin Aggressive Growth Fund
Franklin Capital Growth Fund
Franklin Flex Cap Growth Fund
Franklin Small Cap Growth Fund II 2
Franklin Small-Mid Cap Growth Fund

VALUE

Franklin Balance Sheet Investment Fund 1
Franklin Equity Income Fund
Franklin Large Cap Value Fund
Franklin MicroCap Value Fund 1
Franklin MidCap Value Fund
Franklin Small Cap Value Fund
Mutual Beacon Fund
Mutual Qualified Fund
Mutual Recovery Fund 3
Mutual Shares Fund

BLEND

Franklin Balanced Fund
Franklin Convertible Securities Fund
Franklin Growth Fund
Franklin Rising Dividends Fund

SECTOR

Franklin Biotechnology Discovery Fund
Franklin DynaTech Fund
Franklin Global Communications Fund
Franklin Global Health Care Fund
Franklin Global Real Estate Fund
Franklin Gold and Precious Metals Fund
Franklin Natural Resources Fund
Franklin Real Estate Securities Fund
Franklin Technology Fund
Franklin Utilities Fund
Mutual Financial Services Fund

ASSET ALLOCATION

Franklin Templeton Corefolio (R) Allocation Fund
Franklin Templeton Founding Funds Allocation Fund
Franklin Templeton Perspectives Allocation Fund
Franklin Templeton Conservative Target Fund
Franklin Templeton Growth Target Fund
Franklin Templeton Moderate Target Fund
Franklin Templeton 2015 Retirement Target Fund
Franklin Templeton 2025 Retirement Target Fund
Franklin Templeton 2035 Retirement Target Fund
Franklin Templeton 2045 Retirement Target Fund

INCOME

Franklin Adjustable U.S. Government
   Securities Fund 4
Franklin Floating Rate Daily Access Fund
Franklin High Income Fund 5
Franklin Income Fund
Franklin Limited Maturity
   U.S. Government Securities Fund 4
Franklin Low Duration Total Return Fund
Franklin Real Return Fund
Franklin Strategic Income Fund
Franklin Strategic Mortgage Portfolio
Franklin Templeton Hard Currency Fund
Franklin Total Return Fund
Franklin U.S. Government Securities Fund 4
Templeton Global Bond Fund
Templeton Income Fund

TAX-FREE INCOME 6

NATIONAL FUNDS

Double Tax-Free Income Fund
Federal Tax-Free Income Fund
High Yield Tax-Free Income Fund
Insured Tax-Free Income Fund 7

LIMITED-TERM FUNDS

California Limited-Term Tax-Free Income Fund
Federal Limited-Term Tax-Free Income Fund
New York Limited-Term Tax-Free Income Fund

INTERMEDIATE-TERM FUNDS

California Intermediate-Term Tax-Free Income Fund
Federal Intermediate-Term Tax-Free Income Fund
New York Intermediate-Term Tax-Free Income Fund

STATE-SPECIFIC

Alabama
Arizona
California 8
Colorado
Connecticut
Florida 8
Georgia
Kentucky
Louisiana
Maryland
Massachusetts 7
Michigan 7
Minnesota 7
Missouri
New Jersey
New York 8
North Carolina
Ohio 7
Oregon
Pennsylvania
Tennessee
Virginia

INSURANCE FUNDS

Franklin Templeton Variable Insurance Products Trust 9

1. The fund is open only to existing shareholders and select retirement plans.

2. The fund is closed to new investors. Existing shareholders can continue adding to their accounts.

3. The fund is a continuously offered, closed-end fund. Shares may be purchased daily; there is no daily redemption. However, each quarter, pending board approval, the fund will authorize the repurchase of 5%-25% of the outstanding number of shares. Investors may tender all or a portion of their shares during the tender period.

4. An investment in the fund is neither insured nor guaranteed by the U.S. government or by any other entity or institution.

5. Effective 10/1/06, Franklin's AGE High Income Fund changed its name to Franklin High Income Fund. The fund's investment goal and strategy remained the same.

6. For investors subject to the alternative minimum tax, a small portion of fund dividends may be taxable. Distributions of capital gains are generally taxable.

7. The fund invests primarily in insured municipal securities.

8. These funds are available in two or more variations, including long-term portfolios, portfolios of insured securities, a high-yield portfolio (CA) and limited-term, intermediate-term and money market portfolios (CA and NY).

9. The funds of the Franklin Templeton Variable Insurance Products Trust are generally available only through insurance company variable contracts.


05/07                                              Not part of the annual report

     [LOGO](R)
FRANKLIN TEMPLETON              One Franklin Parkway
    INVESTMENTS                 San Mateo, CA 94403-1906

o     WANT TO RECEIVE THIS DOCUMENT FASTER VIA EMAIL?
      Eligible shareholders can sign up for eDelivery at franklintempleton.com. See inside for details.

ANNUAL REPORT AND SHAREHOLDER LETTER

FRANKLIN TEMPLETON
HARD CURRENCY FUND

INVESTMENT MANAGER

Franklin Advisers, Inc.

DISTRIBUTOR

Franklin Templeton Distributors, Inc.
1-800/DIAL BEN (R)
franklintempleton.com

SHAREHOLDER SERVICES

1-800/632-2301

Authorized for distribution only when accompanied or preceded by a prospectus. Investors should carefully consider a fund's investment goals, risks, charges and expenses before investing. The prospectus contains this and other information; please read it carefully before investing.

To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be identified by the presence of a regular beeping tone.


412 A2007 12/07

      ITEM 2. CODE OF ETHICS.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 12(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

      ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is John B. Wilson and he is "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

      ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)      Audit Fees
The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or for services that are normally provided by the principal accountant in connection with statutory and regulatory filings or engagements were $37,013 for the fiscal year ended October 31, 2007 and $29,658 for the fiscal year ended October 31, 2006.

(b)      Audit-Related Fees
There were no fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of Item
4.

There were no fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant that are reasonably related to the performance of the audit of their financial statements.

(c)      Tax Fees
There were no fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant for tax compliance, tax advice and tax planning.

The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant for tax compliance, tax advice and tax planning were $46,000 for the fiscal year ended October 31, 2007 and $0 for the fiscal year ended October 31, 2006. The services for which these fees were paid included tax compliance and advice.

(d)      All Other Fees
The aggregate fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant not reported in paragraphs (a)-(c) of Item 4 were $0 for the fiscal year ended October 31, 2007 and $114 for the fiscal year ended October 31, 2006. The services for which these fees were paid included review of materials provided to the fund Board in connection with the investment management contract renewal process.

The aggregate fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant other than services reported in paragraphs
(a)-(c) of Item 4 were $0 for the fiscal year ended October
31, 2007 and $175,747 for the fiscal year ended October 31, 2006. The services for which these fees were paid included review of materials provided to the fund Board in connect with the investment management contract renewal process.


(e) (1) The registrant's audit committee is directly responsible for approving the services to be provided by the auditors, including:

      (i) pre-approval of all audit and audit related services;

      (ii) pre-approval of all non-audit related services to be provided to the Fund by the auditors;

      (iii)pre-approval of all non-audit related services to be provided to the registrant by the auditors to the registrant's investment adviser or to any entity that controls, is controlled by or is under common control with the registrant's investment adviser and that provides ongoing services to the registrant where the non-audit services relate directly to the operations or financial reporting of the registrant; and

      (iv) establishment by the audit committee, if deemed necessary or appropriate, as an alternative to committee pre-approval of services to be provided by the auditors, as required by paragraphs (ii) and (iii) above, of policies and procedures to permit such services to be pre-approved by other means, such as through establishment of guidelines or by action of a designated member or members of the committee; provided the policies and procedures are detailed as to the particular service and the committee is informed of each service and such policies and procedures do not include delegation of audit committee responsibilities, as contemplated under the Securities Exchange Act of 1934, to management; subject, in the case of (ii) through (iv), to any waivers, exceptions or exemptions that may be available under applicable law or rules.

(e) (2) None of the services provided to the registrant described in paragraphs (b)-(d) of Item 4 were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of regulation S-X.

(f) No disclosures are required by this Item 4(f).

(g) The aggregate non-audit fees paid to the principal accountant for services rendered by the principal accountant to the registrant and the registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant were $46,000 for the fiscal year ended October 31, 2007 and $175,861 for the fiscal year ended October 31, 2006.

(h) The registrant's audit committee of the board has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

      ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS. N/A

      ITEM 6. SCHEDULE OF INVESTMENTS. N/A

      ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES. N/A

      ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES. N/A

      ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS. N/A

      ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS. There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

      ITEM 11. CONTROLS AND PROCEDURES.
(A) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(B) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Shareholder Report on Form N-CSR.

      ITEM 12. EXHIBITS.

(a) (1) Code of Ethics

(a) (2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Galen G. Vetter, Chief Financial Officer

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Galen G. Vetter, Chief Financial Officer

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN TEMPLETON GLOBAL TRUST

By /S/JIMMY D. GAMBILL
   -------------------
      Jimmy D. Gambill
      Chief Executive Officer - Finance and Administration
Date    December 27, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /S/JIMMY D. GAMBILL
   -------------------
      Jimmy D. Gambill
      Chief Executive Officer - Finance and Administration
Date    December 27, 2007


By /S/GALEN G. VETTER
   ------------------
      Galen G. Vetter
      Chief Financial Officer
Date    December 27, 2007